AMOUNT DUE FROM NSML	9 Months Ended
Sep. 30, 2018
Amount Due From Nsml
AMOUNT DUE FROM NSML

NOTE 5. AMOUNT DUE FROM NSML

Amount due form Network Service Management Limited (“NSML”) was the capital-in-arrear to be invested to Z-Line International E-Commerce Limited (“Z-Line”).  Z-Line is a corporation formed and incorporated on August 17, 2016 by the Company and NSML under the laws of Hong Kong.  The shareholdings of Z-Line are 55% for the Company and 45% for NSML.  For the 45% shareholdings owned by NSML, amount of $294,872 (HKD2,300,000) was not yet paid up as at September 30, 2018.